Investments - Equity Method Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 11,047	$ 24,752	$ 23,217
LanzaJet
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		12,433	13,651
SGLT
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		$ 12,319	$ 9,566